Segmented information (Q2)	6 Months Ended
Jan. 31, 2025
Segmented information [Abstract]
Segmented information
16.	Segmented information
The Company operates in one reportable operating segment – the development and monetization of environmental assets. The Company has not generated revenue to date and as such has no reportable segment revenues. The Company’s assets are located in Canada.